financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ (34)	$ 233
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(151)	247
Other market risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	10	(8)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	12	2
Derivatives
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(24)	225
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(139)	249
Derivatives | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(34)	233
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(151)	247
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(16)	39
Gain (loss) reclassified from other comprehensive income to income (effective portion)	11	6
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(21)	194
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(162)	241
Spread included in fair value of derivative instruments	9	25
Derivatives held for hedging | Currency risk related to business acquisition | European euro | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	3
Derivatives held for hedging | Other market risk | Employee benefits expense
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	10	(8)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	12	2
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) recognized in income on derivatives	(7)
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0